Award Timing Disclosure	12 Months Ended
Feb. 01, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
(iv) Timing of Awards and Policies and Practices Related to the Grant of Equity Awards
. While we do not have a formal written policy in place with respect to the timing of awards of restricted stock, PSUs, options or other equity awards, stock-based incentive awards in the form of restricted stock and PSUs are typically granted to executive officers and other key employees once annually on fixed dates determined in advance. On limited occasions, the compensation committee may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention or other purposes. The committee does not award stock-based incentive grants in relation to the Company’s release of material information, and the committee does not take material non-public
information into account when determining the timing and terms of an award. The Company does not time the disclosure of material non-public
information for the purpose of affecting the value of executive compensation. Historically, with limited exceptions, prior to Fiscal 2024 awards had been made in June. In Fiscal 2025 and Fiscal 2024, in connection with the committee setting performance targets for PSUs and to align with customary practice, awards were granted in April of the corresponding fiscal year, and awards are expected to continue to be made in the spring of each fiscal year.

Award Timing Method	Historically, with limited exceptions, prior to Fiscal 2024 awards had been made in June. In Fiscal 2025 and Fiscal 2024, in connection with the committee setting performance targets for PSUs and to align with customary practice, awards were granted in April of the corresponding fiscal year, and awards are expected to continue to be made in the spring of each fiscal year.
Award Timing Predetermined	true
Award Timing, How MNPI Considered	The Company does not time the disclosure of material
non-public
information for the purpose of affecting the value of executive compensation. Historically, with limited exceptions, prior to Fiscal 2024 awards had been made in June. In Fiscal 2025 and Fiscal 2024, in connection with the committee setting performance targets for PSUs and to align with customary practice, awards were granted in April of the corresponding fiscal year, and awards are expected to continue to be made in the spring of each fiscal year.
MNPI Disclosure Timed for Compensation Value	false